Statements Of Cash Flows (Schedule Of Funds Flow From Continuing Operations) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Consolidated Statements of Cash Flows [Abstract]
Net income from continuing operations	$ 167	$ 154	$ 329	$ 339
Adjustments to reconcile net income to funds flow from operations:
Amortization	301	264	605	527
Deferred income tax expense	22	19	34	39
Share-based compensation	1	1	1	2
Defined benefit pension plans	3	2	1	5
Equity income of an associate or joint venture	0	(3)	0	(26)
Net change in contract asset balances	(17)	0	(45)	(10)
Other	19	6	21	5
Funds flow from continuing operations	$ 496	$ 443	$ 946	$ 881